The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations: (Details)
R$ in Thousands
12 Months Ended
Dec. 31, 2021 BRL (R$)
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
2022	R$ 6,792
2023	7,350
2024	8,030
2025	8,735
2026	9,512
2027 to 2031	R$ 60,942
Weighted average duration - in years	16 years 4 months 28 days
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
2022	R$ 13,304
2023	3,783
2024	4,512
2025	4,656
2026	5,559
2027 to 2031	R$ 32,114
Weighted average duration - in years	6 years 1 month 13 days
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
2022	R$ 11,395
2023	11,819
2024	14,239
2025	12,416
2026	11,720
2027 to 2031	R$ 53,740
Weighted average duration - in years	5 years 7 months 2 days
Others [Member]
IfrsStatementLineItems [Line Items]
2022	R$ 21,316
2023	15,067
2024	15,445
2025	15,688
2026	16,876
2027 to 2031	R$ 110,413
Weighted average duration - in years	8 years 6 months 10 days
Total [Member]
IfrsStatementLineItems [Line Items]
2022	R$ 52,807
2023	38,019
2024	42,226
2025	41,495
2026	43,667
2027 to 2031	R$ 257,209
Weighted average duration - in years	8 years 4 months 6 days